SouthTrust Funds
SouthTrust U.S. Treasury Money Market Fund
SouthTrust Bond Fund
SouthTrust Value Fund
SouthTrust Income Fund
SouthTrust Growth Fund
SouthTrust Alabama Tax-Free Income Fund

Supplement to the Statement of Additional Information dated June 30, 2002

     Under the section titled " Who Manages and Provides Services to the Fund?", please replace the current Independent Trustees Background and Compensation chart with the following:


INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name
Birth Date
Address                                                          Aggregate
Positions Held with                                              Compensation
Company                Principal Occupation(s) for Past Five     From Company
Date Service Began     Years, Other Directorships Held and       (past fiscal
                       Previous Positions                        year)

Charles G. Brown, III  Principal Occupation:  President, Tubular       $13,200
Birth Date: November   Products Company (since 1985); Managing
27, 1953               Partner, Red Hollow Partnership.
Tubular Products Co.
1400 Red Hollow Road
Birmingham, AL
CHAIRMAN AND TRUSTEE
Began serving: April, 1992

Russell W. Chambliss   Principal Occupations:  President  and          $12,000
Birth Date: December   Chief Executive Officer, Mason
26, 1951               Corporation (manufacturer of roll formed
Mason Corporation      aluminum and steel products).
123 Oxmoor Road
Birmingham, AL
TRUSTEE
Began serving: April, 1992

                       Principal Occupation: Sr. Managing              $000.00
Lawrence W. Greer      Partner, Greer Capital Advisers;
Birth Date: October    President, Scout Corp.
26, 1944
Greer Capital Advisers Other Directorships Held: Chairman, Board
LLC                    of Directors, Southern BioSystems;
                       Director, Daily Access Concepts, Inc.,
2200 Woodcrest Place,  Electronic HealthCare Systems, Inc.,
Suite                  Cumberland Pharmaceutical, Biotechnology
309                    Association of Alabama, and Research
Birmingham, AL         Foundation- University of Alabama at
TRUSTEE                Birmingham.
Began serving:
October, 1999

                       Principal Occupation: President, Jones &       $3,000
George H. Jones, III   Kirkpatrick PC (accounting firm).
Birth Date: April 1,
1950
Jones & Kirkpatrick PC
300 Union Hill Drive
Birmingham, AL
TRUSTEE
Began Serving: August, 2001


                                                                   March 5, 2003


Federated Securities Corp., Distributor
Cusip   844734301
        844734400
        844734202
        844734608
        844734301
        844734509
        28297 (3/03)


















SouthTrust Funds
SouthTrust U.S. Treasury Money Market Fund
---------------------------------------------------------------------------
Supplement to the Statement of Additional Information dated June 30, 2002


On page 14 of the Statement of Additional Information, under the section titled "Administrator", please replace the first paragraph with the following:




ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all of the SouthTrust Funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        SouthTrust Funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
0.075 of 1%               on assets in excess of
                          $750 million


     Notwithstanding the foregoing, the administrative fee received during any fiscal year shall be at least $50,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

     Prior to January 1, 2002, Federated Services Company also provided certain accounting and recordkeeping services with respect to each Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses. Effective January 1, 2002, State Street Bank and Trust Company provides these fund accounting services to the Funds for an annual fee of 0.03% of the average daily net assets of each Fund.








                                                                   March 5, 2003







Federated Securities Corp., Distributor
Cusip       844734103
G00859-05  (3/03)


























SouthTrust Funds
SouthTrust Bond Fund
---------------------------------------------------------------------------
SouthTrust Income Fund
SouthTrust Alabama Tax-Free Income Fund
Supplement to the Statement of Additional Information dated June 30, 2002

     On page 26 of the Statement of Additional Information, under the section titled "Administrator", please replace the first paragraph with the following:



ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all of the SouthTrust Funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        SouthTrust Funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
0.075 of 1%               on assets in excess of
                          $750 million

-------------------------------------------------------------------------------

     Notwithstanding the foregoing, the administrative fee received during any fiscal year shall be at least $50,000 per portfoloio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

     Prior to January 1, 2002, Federated Services Company also provided certain accounting and recordkeeping services with respect to each Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses. Effective January 1, 2002, State Street Bank and Trust Company provides these fund accounting services to the Funds for an annual fee of 0.03% of the average daily net assets of each Fund.







                                                                   March 5, 2003







Federated Securities Corp., Distributor
Cusip     844734202
          844734400
          844734608
          G00859-07 (3/03)




















SouthTrust Funds
SouthTrust Value Fund
SouthTrust Growth Fund
------------------------------------------------------------------------------
Supplement to the Statement of Additional Information dated June 30, 2002

     On page 22 of the Statement of Additional Information, under the section titled "Administrator", please add the following:


ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all of the SouthTrust Funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        SouthTrust Funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
0.075 of 1%               on assets in excess of
                          $750 million

------------------------------------------------------------------------------

     Notwithstanding the foregoing, the administrative fee received during any fiscal year shall be at least $50,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

     Prior to January 1, 2002, Federated Services Company also provided certain accounting and recordkeeping services with respect to each Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses. Effective January 1, 2002, State Street Bank and Trust Company provides these fund accounting services to the Funds for annual fee of 0.03% of the average daily net assets of each Fund.






                                          March 5, 2003


Federated Securities Corp., Distributor
Cusip       844734301
            844734509
            G00859-06 (3/03)